Segment Reporting (Details) - Schedule of information on geographical regions - AUD ($)	12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020	Jun. 30, 2019
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	$ 145,776	[1]	$ 2,518,566
Revenue from external customers	145,776		2,518,566	$ 2,387,426
Segment revenue				2,387,426
Travelan [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	(10,308)	[1]	1,240,393
Revenue from external customers	(10,308)		1,240,393	1,162,628
Segment revenue				1,162,628
Travelan [Member] | United States [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	4,264	[1]	926,325
Revenue from external customers	4,264		926,325	1,016,468
Segment revenue				1,016,468
Travelan [Member] | Other [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	101,639	[1]	301,915
Revenue from external customers	101,639		301,915	149,283
Segment revenue				149,283
Protectyn [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	50,181	[1]	49,933
Revenue from external customers	50,181		49,933	58,683
Segment revenue				58,683
Protectyn [Member] | Other [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue		[1]
Revenue from external customers				364
Segment revenue				$ 364

[1]	Returns are provided where outlined in a customer’s agreement.